                          VAN KAMPEN SENIOR LOAN FUND

                    SUPPLEMENT DATED AUGUST 19, 2005 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 18, 2005,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 11, 2005

The Statement of Additional Information is hereby supplemented as follows:

     In the section entitled "TRUSTEES AND OFFICERS," under the list of officers, Phillip G. Goff replaces James W. Garrett as follows:

Phillip G. Goff (41)          Chief Financial    Officer       Executive Director of Morgan
1 Parkview Plaza              Officer and        Since 2005    Stanley Investment Management
Oakbrook Terrace, IL 60181    Treasurer                        since June 2005. Chief Financial
                                                               Officer and Treasurer of the
                                                               funds in the Fund Complex since
                                                               August 2005. Prior to June 2005,
                                                               Vice President and Chief
                                                               Financial Officer of Enterprise
                                                               Capital Management, Inc., an
                                                               investment holding company.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   SLF SAI  8/05
                                                                     65025SPT-01